INCOME TAXES - Valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets and liabilities
Beginning Balance	$ 62,466	$ 61,281	$ 85,505
Additions	8,094	3,535	4,417
Decrease from attribute expiration	(3,440)	(1,899)	(28,281)
Foreign currency translation adjustment	646	(451)	(360)
Ending Balance	$ 67,766	$ 62,466	$ 61,281